Borrowings - Narrative (Details) - USD ($)			12 Months Ended
	Aug. 19, 2024	Sep. 21, 2017	Dec. 31, 2024	Dec. 31, 2023	Jul. 22, 2024
Disclosure of detailed information about borrowings [line items]
Collateralized liabilities			$ 3,842,000	$ 77,055,000
Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 403,600,000	$ 485,300,000
Borrowings, nominal rate (as a percent)			97.24%	97.06%
Bottom of range | Brazilian subsidiaries
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			4.42%
Top of range | Brazilian subsidiaries
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)			13.83%
Fixed interest rate | Bottom of range | Brazilian subsidiaries
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.64%
Fixed interest rate | Bottom of range | Argentina subsidiaries | Argentine Peso
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			43.00%
Fixed interest rate | Top of range | Brazilian subsidiaries
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			12.65%
Fixed interest rate | Top of range | Argentina subsidiaries | Argentine Peso
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			45.00%
Specific Base-Rates | Bottom of range | Argentina subsidiaries | U.S. Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.10%
Senior Notes due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 500,000,000
Issuance of senior notes		$ 495,200,000
Cash tender offer, maximum amount					$ 100,000,000
Repayments of bonds, notes and debentures	$ 84,360,000
Cash tender offer, consideration per thousand of note principal amount	$ 980
Senior Notes due 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.00%